Note 2 - Statement of Compliance	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Statement of IFRS compliance [text block]
2.	STATEMENT OF COMPLIANCE

The consolidated financial statements have been prepared using the going concern basis of accounting and are being presented in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), effective as at December 31, 2021 and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties.